Consolidated Balance Sheet Components	12 Months Ended
Dec. 31, 2021
Consolidated Balance Sheet Components
Consolidated Balance Sheet Components
4.	Consolidated Balance Sheet Components

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2021	2020
Prepaid expenses	$3,162	$2,707
Loans receivable from equity method investment, current	—	62
Other current assets	1,986	1,377
Prepaid expenses and other current assets	$5,148	$4,146

Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of December 31,
	2021	2020
Computer equipment	$336	$336
Furniture and fixtures	621	621
Leasehold improvements	320	320
Total property and equipment	$1,277	$1,277
Less: Accumulated depreciation	(780)	(380)
Property and equipment, net	$497	$897

For the years ended December 31, 2021 and December 31, 2020, the Company recorded depreciation expense related to property and equipment amounting to $400 and $198, respectively.

Internal-Use Software, Net

Capitalized internal-use software consists of the following:

	As of December 31,
	2021	2020
Capitalized internal-use software	$2,860	$1,592
Less: Accumulated amortization	(169)	(17)
Total capitalized internal-use software	$2,691	$1,575

For the years ended December 31, 2021 and December 31, 2020, the Company recorded amortization expense on capitalized internal-use software placed in service amounting to $152 and $17, respectively.

Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2021	2020
Accrued professional services	$1,798	$656
Accrued payments related to acquisitions and financing	1,134	3,565
Accrued taxes and deferred tax liabilities	1,421	283
Early exercise liability	786	36
Other current liabilities	3,204	2,748
Total	$8,343	$7,288